Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans
Summary of net liability for severance payments

(in thousands)	2023	2022
Liability for severance payments	$7,997	$7,248
Deposit	(308)	(343)
	$7,689	$6,905